Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2035 Fund - Fidelity Freedom Blend 2035 Fund - Class K	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468